Investments - Schedule of investments accounted for under equity method (Parenthetical) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hangzhou Aijidi Culture Creation Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	6.20%			10.00%
Payment for equity method investment				¥ 7,500,000
Beijing Wanyan Culture Media Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired				20.00%
Payment for equity method investment				¥ 8,000,000
Equity method investment, impairment loss	¥ 5,182,821	¥ 1,879,859
Wuhan Guaji Culture Media Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired			32.00%
Payment for equity method investment			¥ 2,000,000
Equity method investment, impairment loss	2,839,352
Chongqing Yuwan Network Media Co Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		30.00%
Payment for equity method investment		¥ 16,000,000
Hunan Yuyou Starfire Culture Media Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		30.00%
Payment for equity method investment		¥ 15,000,000
Yule Xinghui Tianjin Culture Development Co Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		20.00%
Payment for equity method investment		¥ 10,000,000
Equity method investment, impairment loss	¥ 8,114,100
Shanghai Gaoqu Culture Media Co., Ltd. [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	10.00%	20.00%
Payment for equity method investment		¥ 11,500,000
Hainan Tukai Culture Media Co., Ltd [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	19.90%	15.00%
Payment for equity method investment	¥ 26,000,000	¥ 4,000,000
Others [Member]
Marketable Securities [Line Items]
Payment for equity method investment		¥ 14,500,000
Others [Member] | Maximum [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		49.00%
Others [Member] | Minimum [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired		10.00%